UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment / /; Amendment Number: ___
     This Amendment (Check only one.):  / / is a restatement.
                                       / / adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      LaGrange Capital Administration, L.L.C.
Address:   1270 Avenue of the Americas
           Suite 2200
           New York, New York  10020


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank Johnson
Title:            Sole Member
Phone:            (212) 218-5146

Signature, Place, and Date of Signing:

 /s/  Frank Johnson                    New York, NY                07/17/07
-----------------------                -------------               --------
     [Signature]                       [City, State]                [Date]


Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         -----------

Form 13F Information Table Entry Total:  138
                                         -----------

Form 13F Information Table Value Total:  705,169
                                         -----------
                                         (thousands)


Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


               Item 1                        Item 2              Item 3             Item 4             Item 5
------------------------------------     --------------      --------------      ------------  ---------------------
NAME OF ISSUER                           TITLE OF CLASS      CUSIP NUMBER        MKT VAL         SHARES OF PRINCIPAL
                                                                                 x 1000          AMOUNT
------------------------------------     --------------      --------------      ------------  ---------------------
1-800 CONTACTS INC                       COMMON              681977104                 39,206                1671174
AIRTRAN HLDGS INC                        COMMON              00949P108                  4,310                 394654
ALLIANCE IMAGING INC DEL                 COMMON              018606202                 14,759                1571768
AMAZON.COM INC                           PUT                 023135956                    655                 210600
AMERICAN ORIENTAL  BIOENGR               COMMON              028731107                    205                  23000
AMERICAS CAR MART INC                    COMMON              03062T105                  2,269                 166966
AMREP CORP                               COMMON              032159105                  6,476                 136200
ANGIOTECH PHARMACEUTICALS                COMMON              034918102                    292                  41000
ASBURY AUTOMOTIVE GROUP IN               COMMON              043436104                    367                  14700
AURORA OIL & GAS CORP                    COMMON              052036100                    169                  79571
BEAR STEARNS COMPANIES INC               COMMON              073902108                    840                   6000
BED BATH & BEYOND INC                    COMMON              075896100                  1,656                  46000
BOSTON SCIENTIFIC CORP                   COMMON              101137107                  9,298                 606100
BUILD A BEAR WORKSHOP INC                COMMON              120076104                  9,400                 359600
BUILDERS FIRSTSOURCE INC                 COMMON              12008R107                  5,061                 315116
CAPITAL ONE FINL CORP                    CALL                14040H905                  1,583                 133000
CARMIKE CINEMAS INC                      COMMON              143436400                    220                  10000
CENTRAL EUROPEAN MEDIA                   COMMON              G20045202                 49,723                 509562
CHAMPION ENTERPRISES INC                 COMMON              158496109                  1,100                 111900
CINEMARK HLDGS INC                       COMMON              17243V102                    216                  12100
CITADEL BROADCASTING CORP                COMMON              17285T106                 12,376                1918796
COINSTAR INC                             COMMON              19259P300                 60,960                1936477
CORINTHIAN COLLEGES INC                  COMMON              218868107                 13,042                 800607
COSI INC                                 COMMON              22122P101                  1,557                 341467
COUNTRYWIDE FINANCIAL CORP               COMMON              222372104                    509                  14000
COWEN GROUP INC                          COMMON              223621103                  1,068                  59610
CRAFTMADE INTERNATIONAL IN               COMMON              22413E104                    188                  11010
CROCS INC                                PUT                 227046959                  1,320                 100000
CROSSTEX ENERGY INC                      COMMON              22765Y104                  5,622                 195678
CYBERONICS INC                           COMMON              23251P102                  1,584                  94163
DELTA AIR LINES INC                      COMMON              247361702                    829                  42100
DESIGN WITHIN REACH INC                  COMMON              250557105                  5,202                 874271
DOVER MOTORSPORTS INC                    COMMON              260174107                    195                  32200
DOW JONES & CO INC                       COMMON              260561105                    287                   5000
DOWNEY FINANCIAL CORP                    COMMON              261018105                    528                   8000
DRYSHIPS INC                             COMMON              Y2109Q101                  4,353                 100356
EBAY INC                                 COMMON              278642103                  5,985                 186000
EBAY INC                                 CALL                278642903                    381                 126100
EDGE PETROLEUM CORP-DEL                  COMMON              279862106                  3,731                 266302
ENDWAVE CORP                             COMMON              29264A206                  2,170                 190529
ENERGY PARTNERS LTD                      COMMON              29270U105                  5,929                 355230
EVERCORE PARTNERS INC CL A               COMMON              29977A105                  7,170                 240839
FIRSTFED FINANCIAL CORP DE               COMMON              337907109                    227                   4000
FORTRESS INVT GROUP LLC CL A             COMMON              34958B106                    572                  24000
FORWARD AIR CORPORATION                  COMMON              349853101                  2,252                  66051
GASCO ENERGY INC                         COMMON              367220100                    142                  60000
GATX CORP                                COMMON              361448103                    246                   5000
GRAVITY CO LTD  SPONSORED ADR            COMMON              38911N107                 11,780                1869812
GTSI CORP                                COMMON              36238K103                    533                  41308
HEARST-ARGYLE TELEVISION I               COMMON              422317107                    277                  11500
HEWITT ASSOCIATES INC                    COMMON              42822Q100                  2,870                  89684
HUDSON HIGHLAND GROUP INC                COMMON              443792106                  2,398                 112131
HYPERCOM CORP                            COMMON              44913M105                 10,728                1815310
INTL COAL GROUP INC NEW                  COMMON              45928H106                  8,897                1487742
JAKKS PACIFIC INC                        COMMON              47012E106                  9,196                 326803
JAMES RIVER COAL CO                      COMMON              470355207                 15,643                1207016
JETBLUE AIRWAYS CORP                     COMMON              477143101                 26,010                2213643
JOHNSON & JOHNSON                        COMMON              478160104                    616                  10000
KRISPY KREME DOUGHNUTS INC               COMMON              501014104                    911                  98400
LABRANCHE & CO INC                       COMMON              505447102                  3,440                 466120
LIBERTY MEDIA HLDG CORP                  COMMON              53071M104                    929                  41618
LINCOLN EDUCATIONAL SERVIC               COMMON              533535100                  8,256                 555587
LSI CORPORATION                          COMMON              502161102                     75                  10000
MACYS INC                                COMMON              55616P104                    278                   7000
MACYS INC                                CALL                55616P904                    180                  88000
MASSEY ENERGY CORP                       COMMON              576206106                    970                  36400
MCCLATCHY CO CL A                        COMMON              579489105                  2,263                  89400
MCMORAN EXPLORATION CO                   COMMON              582411104                  6,301                 450067
MERIDIAN GOLD INC                        COMMON              589975101                  4,747                 172100
MIDAS INC.                               COMMON              595626102                  2,333                 102900
MOBILITY ELECTRONICS INC                 COMMON              60741U101                  2,908                 771469
MOVIE GALLERY INC                        COMMON              624581104                  4,972                2616685
NATIONAL LAMPOON INC NEW                 COMMON              636637100                    591                 282718
NATIONAL MEDICAL HEALTH CA               COMMON              636918302                  3,907                 244188
NAVARRE CORP                             COMMON              639208107                  1,445                 370478
NETFLIX COM INC                          COMMON              64110L106                 11,837                 610454
NETFLIX COM INC                          CALL                64110L906                    139                  85800
NEWCASTLE INVESTMENT CORP                COMMON              65105M108                  2,720                 108500
NEWMONT MINING CORP                      COMMON              651639106                  4,183                 107100
NEWMONT MINING CORP                      CALL                651639906                    462                 164300
NEWS CORP CL B                           COMMON              65248E203                    229                  10000
NIKE INC -CL B                           PUT                 654106953                    109                  50000
ORACLE CORP                              CALL                68389X905                    237                  60000
PALM INC NEW                             COMMON              696643105                 15,334                 957156
PANHANDLE OIL AND GAS INC CL A           COMMON              698477106                  6,269                 221679
PARLUX FRAGRANCES INC                    COMMON              701645103                  7,902                1779782
PAYLESS SHOESOURCE INC.                  COMMON              704379106                  6,354                 201400
PF CHANGS CHINA BISTRO INC               COMMON              69333Y108                    338                   9600
PFIZER INC                               COMMON              717081103                    256                  10000
PIONEER NATURAL                          CALL                723787907                    225                  16000
PLATO LEARNING INC                       COMMON              72764Y100                  4,018                 873408
PLAYBOY ENTERPRISES INC  CL B            COMMON              728117300                  1,890                 166800
POWERSHARES QQQ  TRUST                   PUT                 73935A954                 14,514                8200000
RADWARE LTD                              COMMON              M81873107                    356                  24440
RUSH ENTERPRISES INC CL A                COMMON              781846209                    235                  10806
SAIC INC                                 COMMON              78390X101                  1,402                  77600
SANDERSON FARMS INC                      COMMON              800013104                  5,848                 129904
SCHOOL SPECIALTY INC                     COMMON              807863105                    398                  11239
SEATTLE GENETICS INC                     COMMON              812578102                  6,630                 675827
SHOE CARNIVAL INC                        COMMON              824889109                    275                  10000
SIRIUS SATELLITE RADIO INC               COMMON              82966U103                  5,611                1858068
SIRVA INC                                COMMON              82967Y104                  1,993                1006700
SMITH & WOLLENSKY RESTAURA               COMMON              831758107                 11,984                1095422
SOURCE INTERLINK COS INC                 COMMON              836151209                    933                 187368
SPANISH BROADCASTING SYS INC CL A        COMMON              846425882                    352                  81896
SPECIALTY UNDERWRITERS ALL               COMMON              84751T309                    849                 107023
STAMPS.COM INC                           COMMON              852857200                 17,694                1284038
STONE ENERGY CORP                        COMMON              861642106                  4,355                 127118
SUN-TIMES MEDIA GROUP INC                COMMON              86688Q100                 17,496                3332623
TAKE-TWO INTERACATIVE SOFTWARE           PUT                 874054959                    605                 104700
TBS INTL LTD CL A                        COMMON              G86975151                  2,766                  97392
TD AMERITRADE HLDG CORP                  COMMON              87236Y108                  1,948                  97400
TENET HEALTHCARE CORP                    COMMON              88033G100                  4,097                 629400
THESTREET.COM INC                        COMMON              88368Q103                  1,128                 103698
TIME WARNER INC                          COMMON              887317105                  1,704                  81000
TIVO INC                                 COMMON              888706108                  1,018                 175892
TRUMP ENTMT RESORTS INC                  COMMON              89816T103                    793                  63000
UNIFI INC                                COMMON              904677101                    578                 220799
UNITED AMERICA INDEMNITY CL A            COMMON              90933T109                  3,429                 137866
UNIVERSAL TECHNICAL INSTIT               COMMON              913915104                  5,383                 212000
US AIRWAYS GROUP INC                     COMMON              90341W108                  3,360                 111000
UTS NTR ACQUISITION CO UNIT              COMMON              629415209                  1,080                 100000
VALASSIS COMMUNICATIONS IN               COMMON              918866104                  6,347                 369200
VALUEVISION INTERNATIONAL                COMMON              92047K107                 15,990                1412500
VISTEON CORP                             COMMON              92839U107                     81                  10000
VONAGE HOLDINGS CORP                     COMMON              92886T201                  7,353                2364415
W & T OFFSHORE INC                       COMMON              92922P106                    666                  23800
W P CAREY & CO LLC                       COMMON              92930Y107                    223                   7100
WAL-MART STORES INC                      COMMON              931142103                  3,512                  73000
WARNER MUSIC GROUP CORP                  COMMON              934550104                    724                  50100
WCI COMMUNITIES INC                      COMMON              92923C104                    187                  11200
WHOLE FOODS MARKET INC                   COMMON              966837106                  5,934                 154944
WILLIAMS CLAYTON ENERGY IN               COMMON              969490101                 13,611                 514222
WORLD WRESTLING ENTMT INC                COMMON              98156Q108                  4,317                 269958
XM SATELLITE RADIO HLDGS INC CL A        COMMON              983759101                 28,178                2394019
YAHOO INC                                COMMON              984332106                 12,971                 478113
YAHOO INC                                CALL                984332906                  3,000                 500000
YOUNG BROADCASTING INC- CL               COMMON              987434107                  1,073                 290797


Entry Total                              138
Value Total (x 1000)                     705,169
